Related parties - Transactions with the related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related parties - Transactions with the related parties [Line Items]
Interest income	₩ 133	₩ 242	₩ 205
Total	98,783	26,270	27,443
BNP Paribas Cardif Life Insurance
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	1,312	4,125	1,890
General and administrative expenses	0	0	(1)
Interest expense	(12)	(57)	(52)
Provision of credit loss	0	(2)	0
Shinhan Praxis K-Growth Global Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	0	42
Shinhan EZ General Insurance, Ltd [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	0	2
Interest expense	0	0	(1)
Reversal of credit losses	0	0	5
Partners 4th Growth Investment Fund
Related parties - Transactions with the related parties [Line Items]
Interest expense	0	0	(12)
Shinhan-Albatross Tech Investment Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	1,047	115	146
Interest expense	(12)	(4)	(7)
Shinhan-Midas Dong-A Secondary Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	0	121
Shinhan-Nvestor Liquidity Solution Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	192	173	181
Shinhan-PS Investment Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	20	25	15
Nomura Rifa Private Real Estate Investment Trust No.19 [Member]
Related parties - Transactions with the related parties [Line Items]
Interest income	588	568	522
Reversal of credit losses	223	0	0
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	886	1,262	1,550
KOREA FINANCE SECURITY CO., LTD
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	4	4	6
Interest expense	(145)	0	0
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	3,122	589	140
Shinhan-Rhinos 1 Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	0	61
Kiwoom-Shinhan Innovation Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	148	140	118
One Shinhan Global Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	0	104
FuturePlay-Shinhan Tech Innovation Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	158	56	227
Korea Credit Bureau
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	1,753	14	13
Fees and commission expense	(4,830)	0	0
Other Administrative Expenses Related Party	(91)	0	0
Goduck Gangil1 PFV Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Reversal(provision) for credit loss	0	20	31
Interest income	0	143	377
SBC PFV Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	7,839	0	808
Reversal(provision) for credit loss	(679)	0	0
Interest expense	(13)	(13)	(23)
Interest income	36,957	0	0
Goduck Gangil10 PFV Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Interest expense	(295)	(647)	(738)
Interest income	30	69	171
Reversal of credit losses	17	4	14
Korea Omega Project Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	146	166	180
Sparklabs-Shinhan Opportunity Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	18	39	202
EDNCENTRAL Co.,Ltd.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	0	3,212
Reversal(provision) for credit loss	(74)	0	0
Interest expense	(2)	0	0
Interest income	615	0	267
Kakao-Shinhan 1st TNYT Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	338	386	386
Future-Creation Neoplux Venture Capital Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	0	53
Interest income	76	86	74
Neoplux Market-Frontier Secondary Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	592	904
Gyeonggi-Neoplux Superman Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	522	551	623
Shinhan-Neoplux Energy Newbiz Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	706	906	978
NewWave 6th Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	877	984	1,014
SHINHAN-NEO Core Industrial Technology Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	401	496	498
KTC-NP Growth Champ 2011-2 Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Interest income	0	36	59
Neoplux No.3 Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	2,676	3,190
SHINHAN-NEO Market-Frontier 2nd Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	1,402	1,596	2,050
SWK-Shinhan New Technology Investment Fund 1st
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	61	61	76
Ulmus SHC innovation investment fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	69	91	94
iPIXEL Co.,Ltd.
Related parties - Transactions with the related parties [Line Items]
Interest expense	(1)	0	0
Interest income	0	0	1
CJL No.1 Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Interest expense	(2)	(10)	(7)
Reverent-Shinhan Vista Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	80	80	40
Kiwoom-Shinhan Innovation Fund 2
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	120	268	279
ETRI Holdings-Shinhan 1st Unicorn Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	93	100	100
Shinhan-Time mezzanine blind Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	300	226	107
Shinhan VC tomorrow venture fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	2,474	3,280	3,400
JS Shinhan Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	600	600	587
Stonebridge-Shinhan Unicorn Secondary Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	722	444	591
Shinhan-Kunicorn first Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	261	232	261
Shinhan Quantum Startup Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	153	153	125
Shinhan Simone Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	78	78	78
ShinhanFitrin 1st Technology Business Investment Association
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	82	85	59
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Related parties - Transactions with the related parties [Line Items]
Interest expense	(1)	(1)	(1)
Logisvalley Shinhan REIT Co.,Ltd.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	143	163	458
Interest expense	(2)	(2)	(1)
Interest income	1,703	1,841	1,018
Provision of credit loss	0	(8)	(28)
Shinhan Dev healthcare Fund I [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	82	77	66
Shinhan-Cognitive Start-up Fund L.P.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	222	188	192
Global Commerce Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	38	30	10
Shinhan-HGI Social Enterprise Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	47	63	27
Shinhan WWG Energy Fund New Technology Venture Investment Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	45	45	22
IGISShinhan New Technology Fund 1 [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	36	36	36
ShinhanG.N.Tech Smart Innovation Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	195	260	81
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	0	0	6
SH Global Net Zero Solution Security Investment Trust [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	17	75	82
SH 1.5years Maturity Investment Type Security Investment Trust No.2
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	4	16	0
Newlake Growth Capital Partners2 PEF [Member]
Related parties - Transactions with the related parties [Line Items]
Interest expense	0	0	(1)
Shinhan Global Active REIT Co.Ltd
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	2,498	0	0
Interest expense	(4)	(2)	(1)
Interest income	3,982	17	0
Reversal of credit losses	533	0	0
Derivative-related income	8,220	0	0
DeepBlue No.1 Private Equity Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Interest expense	0	0	(2)
DS SHINHAN Content Investment Fund 1 [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	18	18	18
Shinhan Time 1st Investment fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	26	26	4
SHINHAN SGC ESG Fund No.1 [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	115	115	5
ShinhanSneak Peek BioHealthcare Bounce Back Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	125	125	4
Shinhan-iSquare Venture PEF 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	100	100	3
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	207	42	0
DS-Shinhan-JBWoori New Media New Tehcnology Investment Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	216	216	0
NH-J&-IBKC Label Technology Fund
Related parties - Transactions with the related parties [Line Items]
Interest expense	(6)	(12)	0
Bonanza-Shinhan GIB Innovative Semiconductor Investment Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	55	55	0
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	214	113	0
Shinhan M&A-ESG Investment fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	1,083	726	0
Shinhan-JW Mezzanine New Technology Fund 1st
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	7	46	0
MAN Global Strategy Bond(H)
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	5	2	0
Shinhan-openwater pre-IPO Investment Trust 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	100	36	0
Shinhan-CJ Technology Innovation Fund No. 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	200	88	0
Interest expense	(25)	0	0
Shinhan-Eco Venture Fund 2nd
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	100	49	0
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	200	87	0
Hantoo Shinhan Lake K-beauty Technology Investment Trust
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	237	94	0
Shinhan HB Wellness 1st Investment Trust
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	77	35	0
Shinhan JN Wave Technology Investment Trust
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	18	2	0
Shinhan General Private Real Estate Investment Trust No.3
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	135	13	0
Shinhan-Timefolio Bio Accelerator Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	310	163	0
Shinhan DS Secondary Investment Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	303	139	0
Fortress-shinhan New Tech Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	101	27	0
Shinhan-Ulmus Sobujang hyeokshin Enterprise Investment Association No.7
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	94	18	0
SHINHAN Mid and SMALL-SIZED OFFICE VALUE-ADDED MO REIT Co., Ltd.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	208	25	0
Shinhan Smilegate Global PEF I [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	238	0	49
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity] [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	18	0	0
SH Prestige High Dividend Security Feeder No.1[Equity] [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	24	0	0
Shinhan time secondary blind new technology investment trust [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	200	71	0
Shinhan-GB FutureFlow Fund L.P [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	279	0	0
Associates LB Scotland Amazon Fulfillment Center Fund 29 [Member]
Related parties - Transactions with the related parties [Line Items]
Other expense	(2)	0	0
Derivative-related income	503	0	0
Shinhan AIM FoF Fund 1-A [Member]
Related parties - Transactions with the related parties [Line Items]
Interest expense	(12)	0	0
Derivative-related income	3,331	0	0
Other income	22	0	0
Derivative-related expense	(232)	0	0
PineStreet Global Corporate FoF XIII-2 [Member]
Related parties - Transactions with the related parties [Line Items]
Derivative-related income	96	0	0
Shinhan-Regent Fund I [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	23	0	0
Shinhan-soo secondary Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	247	0	0
The E&Shinhan New Growth Up Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	216	0	0
CASCADETECH INC [Member]
Related parties - Transactions with the related parties [Line Items]
Reversal(provision) for credit loss	6	0	0
TECHFIN RATINGS Co., Ltd [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	2	0	0
Interest expense	(726)	0	0
SONGPA BIZ CLUSTER PFV CO LTD [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	9,178	0	0
Interest expense	(1)	0	0
Interest income	356	0	0
STIC ALT Global II Private Equity Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Interest expense	(3)	0	0
Nomura Rifa Private Real Estate Investment Trust No.31 [Member]
Related parties - Transactions with the related parties [Line Items]
Reversal(provision) for credit loss	(27)	0	0
Interest income	746	0	0
Associates Pacific Private Placement Real Estate Fund No.40 [Member]
Related parties - Transactions with the related parties [Line Items]
Interest income	825	0	0
Shinhan-DS Mezzanine Fund 1 [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	172	0	0
Shinhan-Csquared Mezzanine Fund 1 [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	20	0	0
Shinhan Time BM sobujang Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	110	0	0
KR Seocho Co., Ltd [Member]
Related parties - Transactions with the related parties [Line Items]
Interest income	1,287	0	0
Shinhan Market-Frontier Fund III [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	1,022	0	0
SH K REITs Infra Real Estate Investment Trust[FoFs]) [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	50	25	0
KB Distribution Private Real Estate 3-1 [Member]
Related parties - Transactions with the related parties [Line Items]
Reversal(provision) for credit loss	(4)	0	0
Interest income	103	0	0
Capstone REITs No.26 [Member]
Related parties - Transactions with the related parties [Line Items]
Reversal(provision) for credit loss	(21)	0	0
Interest income	589	0	0
Wave Technology [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	₩ (300)	₩ 0	₩ 0